Short-Term Bank Loans - Additional Information (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Sep. 30, 2020 CNY (¥)	Sep. 30, 2020 USD ($)	Apr. 01, 2020 CNY (¥)	Apr. 01, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Short-term Debt [Line Items]
Short-term bank loan	¥ 15,000	$ 2,299					¥ 5,000
Interest rate	5.50%	5.50%			4.20%	4.20%
Unused lines of Credit [Member]
Short-term Debt [Line Items]
Line of credit	¥ 10,000	$ 1,533
PRC [Member]
Short-term Debt [Line Items]
Short-term bank loan	¥ 5,000	$ 766	¥ 5,000	$ 766	¥ 5,000	$ 766